Rockefeller US Small Cap Core Fund
Schedule of Investments
August 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 96.71%
Automobile Components — 4.59%
Gentherm, Inc. (a) 27,868 $ 1,677,932
XPEL, Inc. (a) 13,366 1,113,388
2,791,320
Banks — 1.96%
First Bancorp/Southern Pines NC 40,263 1,193,395
Building Products — 5.04%
AAON, Inc. 11,697 737,613
AZEK Co., Inc. (a) 42,332 1,439,711
Simpson Manufacturing Co., Inc. 5,568 889,544
3,066,868
Capital Markets — 9.27%
Donnelley Financial Solutions, Inc. (a) 45,514 2,242,476
PJT Partners, Inc. 23,075 1,822,694
StoneX Group, Inc. (a) 16,868 1,583,568
5,648,738
Consumer Finance — 3.60%
FirstCash Holdings, Inc. 24,508 2,189,055
Diversified Consumer Services — 3.71%
Stride, Inc. (a) 53,152 2,258,428
Electrical Equipment — 3.10%
Atkore, Inc. (a) 12,254 1,886,748
Electronic Equipment, Instruments & Components — 7.89%
Badger Meter, Inc. 9,548 1,585,732
CTS Corp. 29,760 1,328,784
Insight Enterprises, Inc. (a) 11,775 1,885,060
4,799,576
Financial Services — 3.02%
International Money Express, Inc. (a) 49,810 861,713
Walker & Dunlop, Inc. 11,457 977,740
1,839,453
Food Products — 1.67%
SunOpta, Inc. (a) 231,707 1,017,194
Gas Utilities — 2.16%
ONE Gas, Inc. 18,105 1,312,069
Ground Transportation — 1.13%
ArcBest Corp. 6,525 688,975

Rockefeller US Small Cap Core Fund
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 96.71% (Continued)
Health Care Equipment & Supplies — 6.61%
Embecta Corp. 39,625 $ 726,326
Merit Medical Systems, Inc. (a) 31,828 2,077,732
Omnicell, Inc. (a) 21,483 1,221,523
4,025,581
Health Care Providers & Services — 5.81%
Progyny, Inc. (a) 50,516 1,886,267
US Physical Therapy, Inc. 16,390 1,652,604
3,538,871
Insurance — 4.59%
BRP Group, Inc. - Class A (a) 47,901 1,273,688
Stewart Information Services Corp. 32,782 1,518,462
2,792,150
IT Services — 2.50%
Perficient, Inc. (a) 23,870 1,522,667
Machinery — 8.51%
ATS Corp. (a) 30,910 1,386,004
EnPro Industries, Inc. 14,641 1,996,886
Mueller Industries, Inc. 23,235 1,792,813
5,175,703
Media — 2.01%
TechTarget, Inc. (a) 42,489 1,221,559
Professional Services — 4.51%
Huron Consulting Group, Inc. (a) 11,458 1,145,226
Korn Ferry 17,664 900,511
Verra Mobility Corp. (a) 39,464 702,065
2,747,802
Semiconductors & Semiconductor Equipment — 1.82%
Onto Innovation, Inc. (a) 7,956 1,105,725
Software — 6.19%
Envestnet, Inc. (a) 16,504 901,614
PROS Holdings, Inc. (a) 79,888 2,864,783
3,766,397
Technology Hardware, Storage & Peripherals — 2.70%
Avid Technology, Inc. (a) 61,746 1,646,148
Textiles, Apparel & Luxury Goods — 1.82%
Carter's, Inc. 15,438 1,104,898

Rockefeller US Small Cap Core Fund
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Shares Value
COMMON STOCKS — 96.71% (Continued)
Trading Companies & Distributors — 2.50%
Applied Industrial Technologies, Inc. 9,867 $ 1,523,169
TOTAL COMMON STOCKS (Cost $60,772,433) 58,862,489
REAL ESTATE INVESTMENT TRUSTS — 1.45%
Mortgage Real Estate Investment Trusts (REITs) — 1.45%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 39,467 882,877
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $965,612) 882,877
MONEY MARKET FUNDS — 1.44%
Invesco Government & Agency Portfolio - Institutional Class,
5.251% (b) 876,014 876,014
TOTAL MONEY MARKET FUNDS (Cost $876,014) 876,014
Total Investments (Cost $62,614,059) — 99.60% 60,621,380
Other Assets in Excess of Liabilities — 0.40% 241,006
TOTAL NET ASSETS — 100.00% $ 60,862,386
Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) The rate shown represents the seven-day yield as of August 31, 2023.

Notes to Schedule of Investments
August 31, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.
If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Notes to Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of August 31, 2023:
Rockefeller US Small Cap Core Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stocks $ 58,862,489 $ – $ – $ 58,862,489
Real Estate Investment Trusts 882,877 – – 882,877
Total Equity Securities 59,745,366 – – 59,745,366
Money Market Funds 876,014 – – 876,014
Total Investments in Securities $ 60,621,380 $ – $ – $ 60,621,380
(1) See the Schedule of Investments for industry classifications.